Other Intangible Assets - Other Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 3,539	$ 903
Accumulated Amortization	940	676
Net Carrying Amount	2,599	227
total intangible assets gross	5,974	1,008
Intangible Assets, Net (Excluding Goodwill)	$ 5,034	$ 332
Existing Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	3 years	5 years
Gross Carrying Amount	$ 2,008	$ 638
Accumulated Amortization	632	471
Net Carrying Amount	$ 1,376	$ 167
Trade names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	7 years
Gross Carrying Amount	$ 645
Accumulated Amortization	45
Net Carrying Amount	$ 600
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	6 years	4 years
Gross Carrying Amount	$ 628	$ 152
Accumulated Amortization	157	126
Net Carrying Amount	$ 471	$ 26
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	2 years	3 years
Gross Carrying Amount	$ 219	$ 74
Accumulated Amortization	96	68
Net Carrying Amount	$ 123	$ 6
Leasehold Interests [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	31 years	31 years
Gross Carrying Amount	$ 39	$ 39
Accumulated Amortization	10	11
Net Carrying Amount	29	28
In-Process Research and Development [Member]
Finite-Lived Intangible Assets [Line Items]
Other Indefinite-lived Intangible Assets	2,435	105
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 2,435	$ 105